Financial instruments (Details Narrative) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Cash	$ 291	$ 819
Federally insured limits exceed
Current assets	6,562	6,149
Current liabilities	$ 14,290	$ 14,527